Financial Instruments	12 Months Ended
Dec. 31, 2025
Financial instruments [Abstract]
Financial Instruments
9. FINANCIAL INSTRUMENTS

a)Financial assets and liabilities by categories

December 31, 2025	Amortized cost	FVTPL	FVTOCI	Total
Financial Assets:
Cash and cash equivalents	$1,215	$—	$—	$1,215
Trade receivables from provisional concentrates sales (1)	—	112	—	112
Receivables not arising from sale of metal concentrates (1)	112	—	—	112
Investments	28	75	1	104
Contingent consideration (2)	—	36	—	36
Galleon Credit Facility	8	—	—	8
Non-current receivables	12	—	—	12
Derivative assets (3)	—	4	—	4
	$1,375	$227	$1	$1,603
Financial Liabilities:
Debt (4)	$714	$—	$—	$714
Accounts payable and accrued liabilities	$549	$—	$—	$549

December 31, 2024	Amortized cost	FVTPL	FVTOCI	Total
Financial Assets:
Cash and cash equivalents	$863	$—	$—	$863
Trade receivables from provisional concentrates sales (1)	—	31	—	31
Receivables not arising from sale of metal concentrates (1)	128	—	—	128
Investments	—	23	1	24
Contingent consideration (2)	—	37	—	37
	$991	$91	$1	$1,083
Financial Liabilities:
Derivative liabilities	$—	$13	$—	$13
Debt (4)	$709	$—	$—	$709
Accounts payable and accrued liabilities	$489	$—	$—	$489
(1)Included in Trade and other receivables.
(2)Included in Other non-current assets (Note 14).
(3)Included in Other assets (Note 11).
(4)The fair value of the Company’s Debt approximates its carrying value as at December 31, 2025.
b)Fair value Information
i) Fair Value Measurement
The categories of the fair value hierarchy that reflect the inputs to valuation techniques used to measure fair value are as follows:
Level 1:    Quoted prices in active markets for identical assets or liabilities;
Level 2:    Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3:    Inputs for the asset or liability based on unobservable market data.
The levels in the fair value hierarchy into which the Company’s financial assets and liabilities that are measured and recognized on the Consolidated Financial Statements at fair value on a recurring basis were categorized as follows:

	At December 31, 2025			At December 31, 2024
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets and Liabilities:
Investments	$76	$—	$—	$25	$—	$—
Trade receivables from provisional concentrate sales	—	112	—	—	31	—
Derivative assets (1)	—	4	—	—	—	—
Contingent consideration (2)	—	—	36	—	—	37
Derivative liabilities	—	—	—	—	(13)	—
	$76	$116	$36	$25	$18	$37
(1)Included in Other assets (Note 11).
(2)Included in Other non-current assets (Note 14).
The methodology and assessment of inputs for determining the fair value of financial assets and liabilities as well as the levels of hierarchy for the Company’s financial assets and liabilities measured at fair value remains unchanged from that at December 31, 2024.
ii) Valuation Techniques
Investments
The Company’s investments are valued using quoted market prices in active markets and as such are classified within Level 1 of the fair value hierarchy and are primarily equity securities. The fair value of the equity securities is calculated using the quoted market price multiplied by the quantity of shares held by the Company.
Derivative assets and liabilities
The Company’s derivative assets and liabilities were comprised of foreign currency and commodity contracts, which are classified within Level 2 of the fair value hierarchy and valued using observable market prices.
Receivables from provisional concentrate sales
A portion of the Company’s trade receivables arose from provisional concentrate sales and are classified within Level 2 of the fair value hierarchy and valued using quoted market prices based on the forward London Metal Exchange for copper, zinc and lead and the London Bullion Market Association P.M. fix for gold and silver.
Contingent consideration ("Contingent Consideration")
The Contingent Consideration (Note 14) receivable from the disposition of La Arena S.A. ("La Arena") is contingent upon successful commencement of commercial production at the La Arena II project and is classified within Level 3 of the fair value hierarchy and valued using a discounted future cash flow model ("DCF"). The key unobservable inputs, which are not materially sensitive, include the estimated time to commercial production and the risk-adjusted weighted average cost of capital ("WACC").
c)Financial Instruments and related risks
The Company has exposure to risks of varying degrees of significance which could affect its ability to achieve its strategic objectives for growth and shareholder returns. The principal financial risks to which the Company is exposed are:
i)Credit risk
ii)Liquidity risk
iii)Market risk
1. Currency risk
2. Interest rate risk
3. Price risk
The Company’s Board of Directors has overall responsibility for the establishment and oversight of the Company’s risk management framework and reviews the Company’s policies on an ongoing basis.
i) Credit Risk
Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Company’s trade receivables and cash and cash equivalents. The carrying value of trade receivables and cash and cash equivalents represents the maximum credit exposure.
The Company has concentrate contracts to sell the zinc, lead, copper and silver concentrates produced by the Minera Florida, Huaron, San Vicente and La Colorada mines. While the majority of revenue is collected on delivery, the terms of these contracts defer final settlement of revenue, subject to change in both price and quantity, until predefined quotational periods are closed, thereby introducing the Company to credit risk of the buyers of concentrates. At December 31, 2025, the Company had receivable balances associated with buyers of its concentrates of $112 million (December 31, 2024 - $31 million). The vast majority of the Company’s concentrate is sold to a limited number of concentrate buyers.
Doré production is refined under long-term agreements with fixed refining terms at seven separate refineries worldwide. The Company generally retains the title to the precious metals throughout the process of refining and therefore is exposed to the risk that the refineries will not be able to perform in accordance with the refining contract and that the Company may not be able to fully recover precious metals in such circumstances. At December 31, 2025, the Company had approximately $41 million (December 31, 2024 - $69 million) of precious metal inventory at refineries. The Company maintains insurance coverage against the loss of precious metals at the Company’s mine sites, and in-transit to refineries. Risk is transferred to the refineries at various stages from mine site to refinery.
Management constantly monitors and assesses the credit risk and considers credit risk when allocating prospective sales and refining business to counterparties. In making allocation decisions, management attempts to avoid high concentration of credit risk to any single counterparty.
The Company invests its cash and cash equivalents, which also has credit risk, with the objective of maintaining safety of principal and providing adequate liquidity to meet all current payment obligations. The Company's cash and cash equivalents are held with reputable, highly rated financial institutions, primarily within the United States and Canada. The cash and cash equivalents are diversified across multiple financial institutions and exposure is limited to 40% for any single financial institution, in accordance with the Company's cash management policy.
Cash and cash equivalents, trade accounts receivable and other receivables that represent the maximum credit risk to the Company consist of the following:

	December 31, 2025	December 31, 2024
Cash and cash equivalents	$1,215	$863
Trade accounts receivable (1)	112	31
Supplier advances (1)	8	7
(1)Included in Trade and other receivables.
ii) Liquidity Risk
Liquidity risk is the risk that an entity will not be able to meet its financial obligations as they come due. The Company has in place a rigorous planning, budgeting and forecasting process to help determine the funds required to support the Company’s normal operating requirements on an ongoing basis, its growth plans and its dividend distributions. The Company ensures that sufficient committed loan facilities exist to meet its short-term business requirements, taking into account its anticipated cash flows from operations and its holdings of cash and cash equivalents.
As at December 31, 2025, the Company continues to maintain its ability to meet its financial obligations as they come due.
In the normal course of business, the Company enters into contracts that give rise to commitments for future minimum payments. The following tables summarize the remaining contractual maturities of the Company's financial liabilities and operating and capital commitments on an undiscounted basis:

Payments due by period December 31, 2025
	Within 1 year	2 - 3 years	4- 5 years	After 5 years	Total
Accounts payable and accrued liabilities other than:	$512	$—	$—	$—	$512
Severance liabilities	2	17	12	39	70
Payroll liabilities	35	—	—	—	35
Total accounts payable and accrued liabilities	$549	$17	$12	$39	$617
Income tax payables	164	—	—	—	164
Repayment of principal	5	280	—	429	714
Interest and standby fees	29	43	26	8	106
Provisions (1)(2)	12	11	2	10	35
Future payroll liabilities	9	45	—	3	57
Total contractual obligations (2)	$768	$396	$40	$489	$1,693
(1)Total litigation provision (Note 16).
(2)Amounts above do not include payments related to asset retirement obligations (current $34 million, non-current $566 million) discussed in Note 16, and lease obligations discussed in Note 17.

Payments due by period December 31, 2024
	Within 1 year	2 - 3 years	4- 5 years	After 5 years	Total
Accounts payable and accrued liabilities other than:	$472	$—	$—	$—	$472
Severance liabilities	8	12	8	32	60
Payroll liabilities	10	—	—	—	10
Total accounts payable and accrued liabilities	490	12	8	32	542
Income tax payables	102	—	—	—	102
Other liabilities	13	—	—	—	13
Repayment of principal	7	283	—	419	709
Interest and standby fees	29	57	28	21	135
Provisions (1)(2)	5	9	3	7	24
Future payroll liabilities	2	27	—	3	32
Total contractual obligations (2)	$648	$388	$39	$482	$1,557
(1)Total litigation provision (Note 16).
(2)Amounts above do not include payments related to asset retirement obligations (current: $28 million, non-current: $411 million) discussed in Note 16 and lease obligations (Note 17).
iii) Market Risk
1.Currency Risk
The Company reports its financial statements in USD; however, the Company operates in jurisdictions that utilize other currencies. As a consequence, the financial results of the Company’s operations as reported in USD are subject to changes in the value of the USD relative to local currencies. Since the Company’s sales are denominated in USD and a portion of the Company’s operating costs and capital spending are in local currencies, the Company is negatively impacted by strengthening local currencies relative to the USD and positively impacted by the inverse.
The Company’s net earnings are affected by the revaluation of its monetary assets and monetary liabilities at each SFP date. The Company has reviewed its monetary assets and monetary liabilities and is exposed to foreign exchange risk through financial assets and liabilities and deferred tax assets and liabilities denominated in currencies other than USD, as shown in the table below. The Company estimates that a 10% change in the exchange rate of the foreign currencies in which its December 31, 2025 non-USD net monetary liabilities were denominated would result in an income before taxes change of about $65 million (2024 - $71 million).
The Company is exposed to currency risk through the following financial assets and liabilities, and deferred tax assets and liabilities denominated in foreign currencies:

At December 31, 2025	Cash and investments	Other current and non-current assets	Income taxes receivable (payable), current and non-current	Accounts payable, accrued liabilities and non-current liabilities	Deferred tax assets and liabilities
Canadian dollar	$102	$9	$2	$(94)	$(12)
Mexican peso	7	17	—	(26)	8
Argentine peso	1	35	1	(43)	17
Bolivian boliviano	6	13	(28)	(9)	3
European euro	—	—	(2)	—	—
Peruvian sol	7	11	(34)	(76)	(38)
Guatemala quetzal	—	—	—	(8)	—
Chilean peso	3	8	(60)	(84)	(2)
Brazilian real	4	7	(21)	(44)	(328)
	$130	$100	$(142)	$(384)	$(352)

At December 31, 2024	Cash and investments	Other current and non-current assets	Income taxes receivable (payable), current and non-current	Accounts payable, accrued liabilities and non-current liabilities	Deferred tax assets and liabilities
Canadian dollar	$40	$6	$(7)	$(67)	$(9)
Mexican peso	8	20	13	(28)	13
Argentine peso	—	44	1	(74)	(10)
Bolivian boliviano	10	9	(18)	(7)	—
Peruvian sol	3	25	(32)	(40)	(55)
Guatemala quetzal	—	—	—	(6)	—
Chilean peso	7	6	(16)	(77)	(61)
Brazilian real	1	4	(15)	(43)	(353)
	$69	$114	$(74)	$(342)	$(475)
At December 31, 2025, the Company had outstanding positions on its foreign currency exposure of Canadian dollar ("CAD") and Brazilian real ("BRL") purchases. The Company recorded the following derivative gains and losses on currencies for the years ended December 31, 2025 and 2024:

	2025	2024
Mexican peso gains (losses)	$3	$(3)
Canadian dollar gains (losses)	5	(6)
Chilean peso gains (losses)	6	(6)
Brazilian real gains (losses)	15	(10)
	$29	$(25)
2.Interest Rate Risk
Interest rate risk is the risk that the fair values and future cash flows of the Company will fluctuate because of changes in market interest rates. The average interest rate earned by the Company during the years ended December 31, 2025 on its cash and cash equivalents and investments was 3% (2024 - 3%). A 10% increase or decrease in the interest earned from financial institutions on cash and cash equivalents and investments would result in a $3 million change in the Company’s earnings before income taxes (2024 – $1 million).
At December 31, 2025, the Company has not drawn on its $750 million revolving Credit Facility (“Credit Facility”), with a maturity date of November 24, 2028 (Note 18).
The Company has two senior notes (see Note 18): senior notes with a fixed 4.63% coupon and maturing in December 2027; and senior notes with a fixed 2.63% coupon and maturing in August 2031 (collectively the "Senior Notes"). As the Senior Notes bear interest at fixed rates, they are not subject to interest rate risk.
3.Price Risk
Metal price risk is the risk that changes in metal prices will affect the Company’s revenue or the value of its related financial instruments. The Company derives its revenue from the sale of silver, gold, lead, copper, and zinc. The Company’s sales are directly dependent on metal prices that have shown significant volatility and are beyond the Company’s control. Consistent with the Company’s mission to provide equity investors with exposure to changes in precious metal prices, the Company’s current policy is not to hedge the price of precious metals.
A 10% increase in all metal prices as at December 31, 2025, would result in an increase of approximately $354 million (2024 – $281 million) in the Company’s annual revenues. A 10% decrease in all metal prices as at the same period would result in a decrease of approximately $358 million (2024 - $282 million) in the Company’s annual revenues. The Company also enters into provisional concentrate contracts to sell the silver, zinc, lead and copper concentrates. We have provisionally priced sales for which price finalization, referenced to the relevant zinc, lead, copper and silver index, is outstanding at the SFP date. A 10% increase (decrease) in metals prices on open positions of zinc, lead, copper and silver for provisional concentrate contracts for the year ended December 31, 2025 would result in $12 million increase (decrease) (2024 - $5 million) in the Company’s before tax earnings.
The Company mitigates the price risk associated with its base metal production by committing some of its forecasted base metal production from time to time under forward sales and option contracts. The Board of Directors continually assesses the Company’s strategy towards its base metal exposure, depending on market conditions.
The Company did not have any base metal or diesel fixed-pricing contracts as at December 31, 2025 and 2024.